CONTRACT LIABILITIES - Transaction price allocated to remaining performance obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	$ 13,563	$ 12,649
Customer loyalty scheme
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	$ 12,224	$ 11,642
Customer loyalty scheme | Minimum
CONTRACT LIABILITIES
Customer loyalty points validity period (in years)	2 years	2 years
Customer loyalty scheme | Maximum
CONTRACT LIABILITIES
Customer loyalty points validity period (in years)	5 years	5 years
Prepaid cards and issued vouchers
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	$ 1,339	$ 1,007
Within one year
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	10,658	9,669
Within one year | Customer loyalty scheme
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	9,319	8,662
Within one year | Prepaid cards and issued vouchers
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	1,339	1,007
Over 1 year but within 2 years
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	2,817	2,898
Over 1 year but within 2 years | Customer loyalty scheme
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	2,817	2,898
Over 2 years
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	88	82
Over 2 years | Customer loyalty scheme
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	$ 88	$ 82